Investments - Schedule of investments accounted for under equity method (Detail) - CNY (¥)		Dec. 31, 2019	Dec. 31, 2018
Schedule of Equity Method Investments [Line Items]
Equity method investments		¥ 32,802,100	¥ 76,740,190
Hangzhou Aijidi Culture Creation Co., Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investments	[1]	4,090,990	4,543,520
Beijing Wanyan Culture Media Co., Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investments	[2]		5,471,438
Wuhan Guaji Culture Media Co., Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investments	[3]		2,840,655
Chongqing Yuwan Network Media Co., Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investments	[4]	9,721,472	13,865,155
Hunan Yuyou Starfire Culture Media Co., Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investments	[5]	15,139,902	14,968,298
Yule Xinghui (Tianjin) Culture Development Co., Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investments	[6]		8,669,526
Shanghai Gaoqu Culture Media Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investments	[7]		10,286,579
Hainan Tukai Culture Media Co., Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investments	[8]		2,485,478
Others [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investments	[9]	¥ 3,849,736	¥ 13,609,541

[1]	In 2016, the Group acquired 10% of the equity of Aijidi for a consideration of RMB7,500,000. The Group has the right to appoint one board of director to Aijidi, therefore has a significant influence on Aijidi. In 2019, the Group’s equity interest was diluted to 6.2% as of December 31, 2019 due to Aijidi’s additional capital contribution from other shareholders.
[2]	In 2016, the Group invested in Wanyan RMB8,000,000 for a 20% equity interest. The Group recorded an impairment loss of RMB1,879,859 and RMB5,182,821 for the year ended December 31, 2018 and 2019, respectively, due to the deterioration in its operation.
[3]	In 2017, the Group formed Guaji with unrelated third party investors and contributed RMB2,000,000 for a 32% equity interest in the company. The Group recorded a full impairment loss of RMB2,839,352 for the year ended December 31, 2019 as Guaji has ceased operations in 2019.
[4]	In 2018, the Group formed Chongqing Yuwan with unrelated third party investors and contributed RMB16,000,000 for a 30% equity interest in the company.
[5]	In 2018, the Group formed Yuyou Starfire with unrelated third party investors and contributed RMB15,000,000 for a 30% equity interest in the company.
[6]	In 2018, the Group formed Yule Xinghui with unrelated third party investors and contributed RMB10,000,000 for a 20% equity interest in the company. The Group determined the investment was impaired and recorded a full impairment loss of RMB8,114,100 for the year ended December 31, 2019.
[7]	In 2018, the Group formed Gaoqu with unrelated third party investors and contributed RMB11,500,000 for a 20% equity interest in the company. In 2019, due to the financing from the unrelated third party investors, the Group’s equity interest decreased to 10% and therefore the Group lost significant influence over the company. The company was subsequently reclassified as equity securities without readily determinable fair values.
[8]	In 2018, the Group formed Tukai with unrelated third party investors and contributed RMB4,000,000 for a 15% equity interest in the company. In 2019, the Group further invested RMB26,000,000 in the company and the Group’s equity interest decreased to 19.9% due to the additional capital from other investors. After the transaction, the Group did not have representation on the board of directors anymore, and therefore lost significant influence over the company. This investment was subsequently reclassified as equity securities without readily determinable fair values.
[9]	In 2018, the Group made investments in several talent agencies with aggregate cash consideration of RMB14,500,000 and represents equity interest from 10% to 49%, none of which was individually material.